Note 7 - Risk Management - Guaranteed financial instruments based on IFRS9 (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maximun Credit Risk Exposure [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	€ 14,678,000,000	€ 15,959,000,000	€ 16,359,000,000
of which guaranteed [Member] | Residential Mortgage [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	2,717,000,000	3,396,000,000	3,484,000,000
of which guaranteed [Member] | Commerce Mortgage [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	789,000,000	939,000,000	1,255,000,000
of which guaranteed [Member] | Cash [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	18,000,000	35,000,000	13,000,000
of which guaranteed [Member] | Other [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	52,000,000	221,000,000	317,000,000
of which guaranteed [Member] | Funds [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	€ 575,000,000	€ 542,000,000	€ 502,000,000